2. PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Furniture and office equipment, at cost		$ 376,907	$ 352,085
Accumulated depreciation		(349,355)	(322,862)
Furniture and office equipment, net	$ 16,094	$ 27,552	$ 29,223